Impairment of assets (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss (reversal of impairment loss) net of losses of sales of businesses and fixed assets recognised in profit or loss	$ 1,100	$ 1,157	$ 1,689	$ 1,660
Impairment loss (reversal of impairment loss) recognised in profit or loss	888	1,130
Operating segments [member] | gas & low carbon energy
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	680	431	525	746
Operating segments [member] | customers & products
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	101	373	225	477
Operating segments [member] | oil production & operations
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	$ 107	$ 326	$ 255	$ 336